Winslow Green Mutual Funds

winslow green growth fund
winslow green solutions fund

Supplement dated October 26, 2009 to
Prospectuses dated April 28, 2009 and August 25, 2009

As of October 26, 2009, the Winslow Green Growth Fund and Winslow Green Solutions Fund will be solely managed by Jackson W. Robinson, who will be responsible for the day-to-day management of the funds.  All references to Matthew Patsky should be removed.

Please retain this Supplement with the Prospectus.

Winslow Green Mutual Funds

winslow green growth fund
winslow green solutions fund

Supplement dated October 26, 2009 to
Statements of Additional Information dated April 28, 2009 and August 25, 2009

As of October 26, 2009, the Winslow Green Growth Fund and Winslow Green Solutions Fund will be solely managed by Jackson W. Robinson, who will be responsible for the day-to-day management of the funds.  All references to Matthew Patsky should be removed.

Please retain this Supplement with the Statement of Additional Information.